Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Rental income	$ 3,684,044	$ 4,032,429	$ 16,470,918	$ 18,523,813
Fees and other income	88,756	92,755	343,790	401,462
Total revenue	3,772,800	4,125,184	16,814,708	18,925,275
Costs and expenses:
Rental operating costs	1,544,441	1,612,642	6,158,052	6,256,077
General and administrative	1,673,823	1,661,978	5,704,830	7,526,675
Depreciation and amortization	998,969	1,244,104	4,862,267	5,515,518
Impairment of goodwill and real estate assets	524,373	26,943	6,443,437	1,969,311
Total costs and expenses	4,741,606	4,545,667	23,168,586	21,267,581
Other income (expense):
Interest expense - mortgage notes	(2,050,074)	(1,510,470)	(6,050,437)	(6,050,196)
Net loss in Conduit Pharmaceuticals marketable securities (see footnote 9)	1,985	(176,658)	(188,287)	(17,925,723)
Interest and other income, net	5,149	5,149	20,881	(151,356)
Gain on sales of real estate, net	172,096	4,453,968	5,444,792	3,426,572
Gain on disposition of assets and liabilities, net	3,416,501
Income tax (expense) benefit	(18,057)	25,409	(463,170)	(60,855)
Total loss, net	1,527,600	2,797,398	(1,236,221)	(20,761,558)
Net loss:	558,794	2,376,915	(7,590,099)	(23,103,864)
Less: Income attributable to noncontrolling interests	(117,885)	(111,563)	(685,586)	(2,524,665)
Net loss attributable to Presidio Property Trust, Inc. stockholders	440,909	2,265,352	(8,275,685)	(25,628,529)
Less: Preferred Stock Series D dividends		(579,575)	(2,295,607)	(2,236,696)
Less: Series D Preferred Stock undeclared dividends in arrears	(570,541)
Net loss attributable to Presidio Property Trust, Inc. common stockholders	$ (129,632)	$ 1,685,777	$ (10,571,292)	$ (27,865,225)
Net loss per share attributable to Presidio Property Trust, Inc. common stockholders:
Basic	$ (0.10)	$ 1.31	$ (8.65)	$ (22.50)
Diluted	$ (0.10)	$ 1.31	$ (8.65)	$ (22.50)
Weighted average number of common shares outstanding - basic	1,314,159	1,283,432	1,221,413	1,238,659
Weighted average number of common shares outstanding - diluted	1,314,159	1,283,432	1,221,413	1,238,659